General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development Expense/General and Administrative Expense/Finance Income and Finance Expense [Abstract]
Components of general and administrative expense

	December 31, 2017	December 31, 2016	December 31, 2015
Employee benefits and expenses	2,097,853	2,174,543	1,502,900
Business development	161,985	45,649	72,562
Travel expenses	199,484	158,774	257,454
Administration expenses	2,522,217	2,969,796	2,386,791
Lease expenses	81,277	63,695	59,665
Depreciation tangible assets	69,190	39,475	38,740
Capital tax expenses	18,403	(5,420)	23,458
Total general and administrative expenses	5,150,409	5,446,512	4,341,570